Leases - Schedule of Lease (Details) - USD ($)	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023
Schedule Of Lease Abstract
Operating lease cost	$ 30,425	$ 45,896
Cash paid for amounts included in the measurement of lease liabilities	$ 30,435	$ 44,654
Weighted average remaining lease term – operating leases (in years)	4 years 7 months 20 days	1 year 6 months 14 days
Average discount rate – operating lease	3.75%	3.73%
Right-of-use assets	$ 70,739	$ 31,864
Operating lease liabilities, current	17,573	21,970
Operating lease liabilities, non-current	52,745	9,492
Total operating lease liabilities	$ 70,318	$ 31,462